UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
          TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 1999

                (Please read instructions before preparing form.)

If amended report check here:      |_|

Stanley Knowlton
Name of Institutional Investment Manager

Knowlton Brothers, Inc.   530 Fifth Avenue    New York   NY          10036
Business Address         (Street)            (City)     (State)        (Zip)

Stanley Knowlton                       212-764-3602
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 3rd day of November 1999.


                                        Stanley Knowlton
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                       /s/ Stanley Knowlton
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


 Name:                        13F File No.:           Name:        13F File No.:
 -----                        -------------           -----        -------------

1.  Knowlton Brothers, Inc.   28-5340
    -----------------------   -------------    -------------------  ------------
2.  Knowlton, Christopher     28-5342
    -----------------------   -------------    -------------------  ------------
3.  Knowlton, Winthrop        28-5344
    -----------------------   -------------    -------------------  ------------
4.  Lee, Dwight               28-2649
    -----------------------   -------------    -------------------  ------------
5.
    -----------------------   -------------    -------------------  ------------


                                                                               Investment Discretion               Voting Authority
                                                                               ---------------------               ----------------
====================================================================================================================================
                                                                                      Shared
Issuer                       Class   CUSIP          Value          Position     Sole  Instr.V    Shared      Managers   Sole  Shared
------------------------------------------------------------------------------------------------------------------------------------
Adept Technology Inc.        COM    6854103       1,516,555.00     209,180                         X         1, 2, 3           X
AES Corp.                    COM    00130H105     5,224,450.00      88,550                         X         1, 2, 3           X
AES Corp.                    COM    00130H105     1,675,600.00      28,400                         X         1, 2, 3, 4        X
Altera Corp.                 COM    21441100      1,127,750.00      26,000                         X         1, 2, 3, 4        X
AT&T Liberty Media           COM    1957208         701,475.00      18,800                         X         1, 2, 3, 4        X
Banco Latinoamerican         COM    P16994132     1,201,623.75      52,530                         X         1, 2, 3           X
Banco Latinoamerican         COM    P16994132       741,150.00      32,400                         X         1, 2, 3, 4        X
Biosite Diagnostic           COM    90945106      1,057,603.13     116,300                         X         1, 2, 3, 4        X
Cognex Corp.                 COM    192422103     5,702,418.75     188,900                         X         1, 2, 3           X
Cognex Corp.                 COM    192422103     1,590,881.25      52,700                         X         1, 2, 3, 4        X
Costco                       COM    22160Q102       784,800.00      10,900                         X         1, 2, 3, 4        X
Dell Computer                COM    247025109       367,950.00       8,800                         X         1, 2, 3, 4        X
EPL Technologies Inc.        COM    268920105        17,600.00      17,600                         X         1, 2, 3           X
EMC                          COM    268648102     1,306,162.50      18,300                         X         1, 2, 3, 4        X
Eclipsys                     COM    278856109     7,693,068.75     535,170                         X         1, 2, 3           X
Eclipsys                     COM    278856109       376,625.00      26,200                         X         1, 2, 3, 4        X
Gensyme Corp Gen Div         COM    372917104       547,509.38      12,150                         X         1, 2, 3           X
Gensyme Corp Gen Div         COM    372917104     1,135,575.00      25,200                         X         1, 2, 3, 4        X
Globalstar Telecommuni-
  cation                     COM    G3930H104       310,500.00      13,500                         X         1, 2, 3, 4        X
HNC Software                 COM    40425P107     6,689,328.13     168,550                         X         1, 2, 3           X
HNC Software                 COM    40425P107       571,500.00      14,400                         X         1, 2, 3, 4        X
Idexx Laboratories Corp.     COM    45168D104     1,002,131.25      58,200                         X         1, 2, 3           X
Index Laboratories Corp.     COM    45168D104       699,081.25      40,600                         X         1, 2, 3, 4        X
Impath                       COM    45255G101     4,542,335.00     155,960                         X         1, 2, 3           X
Integrated Systems Inc.      COM    45812M104     3,472,001.88     340,810                         X         1, 2, 3           X
Integrated Systems Inc.      COM    45812M104       858,296.88      84,250                         X         1, 2, 3, 4        X
Intelliquest Information     COM    45816H101     1,629,075.00     149,800                         X         1, 2, 3           X
ISG International Software   COM    M5733B104       543,106.25      76,900                         X         1, 2, 3, 4        X
Jabil Circuit                COM    466313103       697,950.00      14,100                         X         1, 2, 3           X


                                                                               Investment Discretion               Voting Authority
                                                                               ---------------------               ----------------
====================================================================================================================================
                                                                                      Shared
Issuer                       Class   CUSIP          Value          Position     Sole  Instr.V    Shared      Managers   Sole  Shared
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit                COM      466313103    1,786,950.00     36,100                         X         1, 2, 3, 4        X
NTL Incorporated Comm        COM      629407107    2,046,796.88     21,300                         X         1, 2, 3, 4        X
Network Associates           COM      640938106    2,887,970.63    151,005                         X         1, 2, 3           X
Network Associates           COM      640938106      901,743.75     47,150                         X         1, 2, 3, 4        X
Manpower                     COM      56418H100      812,587.50     27,900                         X         1, 2, 3           X
Media 100                    COM      58440W105    1,526,912.50    216,200                         X         1, 2, 3           X
Mercury Interactive Corp.    COM      589405109    8,901,554.69    137,875                         X         1, 2, 3           X
Mercury Interactive Corp.    COM      589405109    2,272,600.00     35,200                         X         1, 2, 3, 4        X
Maxim Pharmaceutical         COM      57772M107      282,562.50     33,000                         X         1, 2, 3, 4        X
Maxwell Shoe                 COM      577766108      308,437.50     35,000                         X         1, 2, 3           X
MRV Communications Inc.      COM      553477100    2,574,831.25    108,700                         X         1, 2, 3, 4        X
Napro Biotherapeutics Inc.   COM      630795102      445,034.38    134,350                         X         1, 2, 3           X
Network Solutions            COM      64121Q102    1,194,375.00     13,000                         X         1, 2, 3, 4        X
Oak Technology               COM      671802106    1,108,250.00    248,000                         X         1, 2, 3           X
Oracle Corp.                 COM      68389X106      395,850.00      8,700                         X         1, 2, 3           X
Parametric Technology Corp.  COM      699173100    6,554,533.50    485,521                         X         1, 2, 3           X
Parametric Technology Corp.  COM      699173100    1,350,000.00    100,000                         X         1, 2, 3, 4        X
Pinnacle Systems Inc.        COM     7234811070   18,973,491.00    447,752                         X         1, 2, 3           X
Physicians Specialty         COM      718934102    1,056,562.50    105,000                         X         1, 2, 3           X
QRS                          COM      74726X106    1,962,225.00     30,600                         X         1, 2, 3           X
Remedy                       COM      759548100    2,999,237.50    105,700                         X         1, 2, 3           X
RSA Security                 COM       74971900      656,093.75     24,700                         X         1, 2, 3           X
RSA Security                 COM       74971900      398,437.50     15,000                         X         1, 2, 3, 4        X
Shared Medical               COM      819486101    2,519,825.00     53,900                         X         1, 2, 3           X
Starbucks                    COM      855244109    1,187,021.88     47,900                         X         1, 2, 3           X
Starbucks                    COM      855244109      857,431.25     34,600                         X         1, 2, 3, 4        X
Synopsis Inc.                COM      871607107    8,181,965.63    145,700                         X         1, 2, 3           X
Synopsis Inc.                COM      871607107    2,139,553.13     38,100                         X         1, 2, 3, 4        X








                                                                               Investment Discretion               Voting Authority
                                                                               ---------------------               ----------------
====================================================================================================================================
                                                                                      Shared
Issuer                       Class   CUSIP          Value          Position     Sole  Instr.V    Shared      Managers   Sole  Shared
------------------------------------------------------------------------------------------------------------------------------------
Thermo Cardiosystems Inc.    COM     88355K200      3,876,327.75   544,046                         X         1, 2, 3           X
Valley Forge Scientific
    Corp.                    COM     919656108        288,624.75    87,132                         X         1, 2, 3           X
Winstar Communications       COM     975515107      1,152,343.75    29,500                         X         1, 2, 3, 4        X
Wiley John & Sons            COM     968223206      1,115,381.25    71,100                         X         1, 2, 3           X
Xilinx Inc.                  COM     983919101      1,225,434.38    18,700                         X         1, 2, 3, 4        X
Xionics Document Tech        COM     98412X103        205,625.00    35,000                         X         1, 2, 3           X
====================================================================================================================================
Total                                             137,930,674.19
====================================================================================================================================

                                        3